PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Aug. 31, 2013
Property, Plant and Equipment [Abstract]
Property Plant And Equipment Table
Components of property, plant and equipment were as follows:

	As of Aug. 31,
(Dollars in millions)	2013	2012
Land and Improvements	$577	$536
Buildings and Improvements	1,979	1,919
Machinery and Equipment	5,357	5,057
Computer Software	705	643
Construction In Progress and Other	873	680
Total Property, Plant and Equipment	9,491	8,835
Less: Accumulated Depreciation	4,837	4,470
Property, Plant and Equipment, Net	$4,654	$4,365